SHARE CAPITAL AND SHARE BASED COMPENSATION - Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 26, 2022
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
Common stock, shares authorized (in shares)	400,000,000	400,000,000	400,000,000
Common shares, par value (in dollars per share)	$ 1.00	$ 1.00	$ 1.00
Common stock, value, authorized	$ 400,000	$ 400,000
Common shares, shares outstanding (in shares)	53,726,718	53,702,846
Common stock, value, issued	$ 53,727	$ 53,703
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued, beginning of period (in shares)	53,702,846	53,688,462
RSUs vested during the year (in shares)	23,872	14,384
Shares issued, end of period (in shares)	53,726,718	53,702,846